ROCKLAND SMALL CAP GROWTH FUND
(a series of The Rockland Funds Trust)
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Telephone: 1-800-497-3933

January 8, 2010

Dear Shareholder:

A special meeting of the shareholders of the Rockland Small Cap Growth Fund (the “Rockland Fund”) will be held on Thursday, January 28, 2010.  The purpose of the meeting is to vote on a proposal to reorganize the Rockland Fund into the Jacob Small Cap Growth Fund (the “Jacob Fund”).  The Jacob Fund is a new small cap growth mutual fund within the Jacob Funds group that was formed to be the successor to the Rockland Fund and will be managed by Jacob Asset Management of New York LLC (“Jacob”).  If you were a shareholder of record in the Rockland Fund as of the close of business on September 23, 2009, you have the opportunity to vote on the proposal.

Because of the relatively small size of the Rockland Fund, the Rockland Fund’s investment adviser, Gould Investment Partners LLC (“GIP”) and the Rockland Fund’s Board of Trustees concluded that the Rockland Fund may not continue to be a competitive investment option on a long-term basis.  GIP and the Board explored various options for the Rockland Fund, including the possible liquidation of the Fund.  After careful consideration, GIP recommended and the Board determined that the best course of action was to reorganize the Rockland Fund into the Jacob Fund.  Accordingly, GIP has entered into an agreement to sell its Rockland Fund advisory business to Jacob, with the understanding that the Rockland Fund would be reorganized into the Jacob Fund.

The Trustees recommend that you vote for the proposed reorganization.  Should the reorganization be approved by shareholders of the Rockland Fund and other conditions to the reorganization be satisfied, your current shares in the Rockland Fund will be exchanged for shares of the Jacob Fund.  More information on the specific details of the Jacob Fund and reasons for the proposed reorganization is contained in the enclosed combined Prospectus/Proxy Statement.

Although we are disappointed that the Rockland Fund has not grown sufficiently in size to allow it to continue to be a competitive long-term investment vehicle, we believe that shareholders will be well served by the proposed reorganization, which will allow them to remain invested in a similar fund, and retain valuable tax benefits.

Please read the enclosed materials carefully and vote your shares promptly.  Your vote is extremely important, no matter how large or small your holdings may be, and even if you no longer own your shares.

Voting is quick and easy.  You can cast your vote on the internet, by telephone, or by completing and returning the proxy card enclosed in this package.  If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, The Altman Group, reminding you to vote.  If you have any questions before you vote, please call 1-866-796-6867.  Thank you for your participation in this important initiative.

Sincerely,

Richard H. Gould
President, The Rockland Funds Trust

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ROCKLAND SMALL CAP GROWTH FUND
(a series of The Rockland Funds Trust)
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Telephone: 1-800-497-3933

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON JANUARY 28, 2010

To Our Shareholders:

Notice is hereby given that a special meeting of shareholders of the Rockland Small Cap Growth Fund (the “Rockland Fund”) will be held at the offices of Stradley Ronon Stevens and Young, LLP at 2005 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, on Thursday, January 28, 2010 at 10:00 a.m., Eastern Time (the “Meeting”).  The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

Proposal:  To approve an Agreement and Plan of Reorganization providing for the (i) transfer of the assets and liabilities of the Rockland Small Cap Growth Fund, to the Jacob Small Cap Growth Fund series of Jacob Funds Inc., in exchange solely for shares of common stock of the Jacob Small Cap Growth Fund, and (ii) distribution of such shares pro rata to shareholders of the Rockland Small Cap Growth Fund in connection with its liquidation.

It is not anticipated that any matter other than the approval of this proposal will be brought before the Meeting.  If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies or otherwise as described in this Prospectus/Proxy Statement.  Shareholders of record of the Rockland Fund at the close of business on September 23, 2009, are entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

You are cordially invited to attend the Meeting.  Shareholders are requested and encouraged to vote by proxy via the internet, telephone, or by mail.  If you intend to attend the Meeting in person, you may register your presence with the registrar and vote your shares in person, even if you have previously voted your shares by proxy.  If you properly execute and return the enclosed proxy card in time to be voted at the Meeting, your shares represented by the proxy will be voted at the Meeting in accordance with your instructions.  Unless revoked, proxies that have been executed and returned by shareholders without instructions will be voted in favor of the proposal.

The enclosed proxy is being solicited on behalf of the Board of Trustees of The Rockland Funds Trust.  The Board of Trustees unanimously recommends that the shareholders of the Rockland Fund vote FOR the proposal.

By order of the Board of Trustees

Barbara Grosso
Secretary, The Rockland Funds Trust

January 8, 2010

YOUR VOTE IS IMPORTANT - PLEASE VOTE YOUR SHARES PROMPTLY

Shareholders are invited to attend the Meeting in person.  Any shareholder who does not expect to attend the Meeting in person is urged to vote using the internet, telephone, or by indicating voting instructions on the enclosed proxy card and mailing the card postage free as described below.  In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3.
All other accounts should show the capacity of the individual signing.  This can be shown either in the form of the account registration itself or by the individual executing the proxy card.  For example:

REGISTRATION	VALID SIGNATURE
A. 1) ABC Corp.	John Smith, Treasurer
2) ABC Corp. c/o John Smith, Treasurer	John Smith, Treasurer
B. 1) ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
2) ABC Trust	Ann B. Collins, Trustee
3) Ann B. Collins, Trustee u/t/d 12/28/78	Ann B. Collins, Trustee
C. Anthony B. Craft, Cust. f/b/o Anthony B. Craft, Jr. UGMA	Anthony B. Craft

INSTRUCTIONS FOR VOTING BY INTERNET OR TELEPHONE

1.	Read the Prospectus/Proxy Statement, and have your proxy card handy.

2.	Call the toll-free number or go to the website indicated on your proxy card.

3.	Follow the recorded instructions to cast your vote.

Combined Prospectus/Proxy Statement dated January 8, 2010

This Prospectus/Proxy Statement solicits proxies to be voted at a special meeting of shareholders (the “Meeting”) of Rockland Small Cap Growth Fund (the “Rockland Fund”), a series of The Rockland Funds Trust.  At the Meeting, shareholders of the Rockland Fund will be asked to approve an Agreement and Plan of Reorganization (the “Plan”) relating to the reorganization of the Rockland Fund into the Jacob Small Cap Growth Fund (the “Jacob Fund”), a series of Jacob Funds Inc. advised by Jacob Asset Management of New York LLC, as described more fully in the Plan (the “Reorganization”).

The Meeting will be held at the offices of Stradley Ronon Stevens and Young, LLP at 2005 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, on Thursday, January 28, 2010 at 10:00 a.m., Eastern Time.  The Board of Trustees of The Rockland Funds Trust, on behalf of the Rockland Fund, is soliciting these proxies.  This Prospectus/Proxy Statement will first be sent to shareholders on or about January 8, 2010.

The principal offices of the Rockland Fund are located at 1235 Westlakes Drive, Suite 280, Berwyn, Pennsylvania 19312 and can be reached by calling 610-540-1300.  The principal offices of the Jacob Fund are located at 653 Manhattan Beach Blvd. # J, Manhattan Beach, California 90266 and can be reached by calling 1-888-jacob-fx.

If Rockland Fund shareholders vote to approve the Plan, you will receive Jacob Fund shares having an aggregate net asset value (“NAV”) equivalent to the aggregate NAV of your investment in the Rockland Fund as of the time of the Reorganization.  The Rockland Fund will then be liquidated and dissolved.

This Prospectus/Proxy Statement includes information about the proposed Reorganization and the Jacob Fund that you should know before voting on the Plan.  You should retain this Prospectus/Proxy Statement for future reference.  Additional information about the Jacob Fund and the proposed Reorganization has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and can be found in the following documents which are incorporated into this Prospectus/Proxy Statement by reference:

•	The Prospectus of the Jacob Small Cap Growth Fund dated January 8, 2010, accompanying this Prospectus/Proxy Statement.

•	A Statement of Additional Information (“SAI”) dated January 8, 2010, relating to this Prospectus/Proxy Statement.

•	The Prospectus of the Rockland Small Cap Growth Fund dated January 28, 2009, as supplemented and amended to date.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or the Jacob Fund’s Statement of Additional Information or future annual or semiannual reports without charge on the Jacob Fund’s website at www.jacobmutualfunds.com or by calling 1-888-jacob-fx.

You can obtain copies of the Rockland Fund’s current Prospectus, Statement of Additional Information, or annual or semiannual reports without charge on the Rockland Fund’s website at www.rocklandfunds.com, by calling 1-800-497-3933 or by writing to P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY.  MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS
THE PROPOSAL 1

Summary of the Proposal 1
Comparison of Investment Objectives, Strategies and Risks 4
Comparative Fee Tables and Expense Example 6
Comparison of Fund Performance 7
Comparison of the Rights of Rockland Fund and Jacob Fund Shareholders 7
Agreement and Plan of Reorganization 9
Reasons for the Reorganization and Trustees’ Considerations 10
Description of the Securities to be Issued 12
Capitalization 12
Pro Forma (Estimated) Financial Statements 13
ADDITIONAL INFORMATION ABOUT THE FUNDS 13
Management of the Rockland Fund 13
Management of the Jacob Fund 14
Distribution of the Funds 15
Financial Statements 16
VOTING INFORMATION 16
Solicitation of Votes 17
Quorum and Voting Requirements 18
Effect of Abstention and Broker “Non-Votes” 18
Adjournment 18
OTHER MATTERS 18
FUTURE SHAREHOLDER PROPOSALS 18
RECORD DATE AND OUTSTANDING SHARES 19
INFORMATION ABOUT THE FUNDS 19 Attachment I Attachment II

THE PROPOSAL

Summary of the Proposal

As a Rockland Fund shareholder of record, you are being asked to consider and approve an Agreement and Plan of Reorganization (the “Plan”) under which the Rockland Fund would be reorganized into the Jacob Fund (the “Reorganization”).  If the Plan is approved, shareholders of the Rockland Fund will become shareholders of the Jacob Fund.

Under the Plan, shareholders of the Rockland Fund would receive shares of the Jacob Fund with a value equal to the value of their holdings of the Rockland Fund as of the Closing Date, as determined pursuant to the Plan.  Under the governing documents of the Rockland Fund, approval of the Reorganization requires the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Rockland Fund are present or represented by proxy; or of more than 50% of the outstanding voting securities of the Rockland Fund, whichever is less (“1940 Act Majority”).

The following questions and answers provide a summary of the proposal to reorganize the Rockland Fund into the Jacob Fund.  We encourage you also to read the entire Combined Prospectus/Proxy Statement (“Prospectus/Proxy Statement”) and the Prospectus of the Jacob Fund (which is included herewith) carefully for more complete information.  A form of the Plan is attached as Attachment II to this Prospectus/Proxy Statement.

Why is the Reorganization being proposed? Because of the small size and limited prospects for new sales of shares of the Rockland Fund, and the related increase in expense levels, the Rockland Fund’s investment adviser, Gould Investment Partners LLC (“GIP”), together with the Fund’s Board of Trustees, concluded that the Rockland Fund may not continue to be a competitive investment option on a long-term basis.  GIP and the Board evaluated various alternatives that would allow shareholders of the Rockland Fund to continue their investment in a small cap growth mutual fund, and also considered the possible liquidation of the Fund.

After careful consideration, GIP recommended and the Board determined that the best course of action was to reorganize the Rockland Fund into the Jacob Fund.  Accordingly, GIP has entered into an agreement to sell its Rockland Fund advisory business to Jacob, if the reorganization of the Rockland Fund into the Jacob Fund is approved.  The Board of Trustees of the Rockland Fund has unanimously approved the proposal and recommends that you vote in favor of the Reorganization by voting to approve the Plan.

For more information regarding the factors considered by the Board of Trustees, please refer to the section of this Prospectus/Proxy Statement entitled “The Proposed Reorganization – Reasons for the Reorganization and Trustees’ Considerations.”

How may the Reorganization benefit shareholders of the Rockland Fund? Among other features, the Reorganization offers shareholders of the Rockland Fund the opportunity for a tax-free exchange of their Rockland Fund shares for Jacob Fund shares, and to maintain their investment in a small cap growth mutual fund that has similar investment objectives and principal investment strategies as the Rockland Fund and is managed by a seasoned investment adviser.  Further, the reorganization also offers shareholders the opportunity to enjoy potential favorable tax benefits going forward by retaining capital loss carryforward benefits that could reduce taxes on future capital gains.  Shareholders of the Rockland Fund will also benefit from the ability to exchange their Jacob Fund shares into other mutual funds within the Jacob Funds Inc. group.

Who will manage the Jacob Fund?  Jacob Asset Management of New York LLC (“Jacob”) is the investment adviser for the Jacob Fund.  The Fund’s portfolio will be managed by Ryan I. Jacob, Chief Portfolio Manager, and Francis J. Alexander, Assistant Portfolio Manager.  Mr. Jacob is the founder and Chief Executive Officer of Jacob and the president of the fund group.  He has over 17 years of investment experience.  Francis J. Alexander is the Assistant Portfolio Manager and will assist Mr. Jacob in the management of the Fund’s portfolio.  Mr. Alexander has been with Jacob since its inception and has over 38 years of investment experience.  For more detailed information about Jacob and the portfolio managers, see the “Management of the Jacob Fund” section below.

Are the investment objectives, strategies and risks of the Rockland Fund similar to the investment objectives and strategies of the Jacob Fund?  The Rockland Fund’s investment objective, strategies and risks are substantially similar to those of the Jacob Fund.  For a detailed comparison of the investment objectives, strategies and risks, see the “Comparison of Investment Objectives, Strategies and Risks” section below.

How do the fees and expenses of the Jacob Fund compare to those of the Rockland Fund?  The annual investment advisory fee rate for the Jacob Fund is 0.90% versus 1.00% for the Rockland Fund.  Moreover, Jacob has entered into an agreement to waive up to 100% of its advisory fee for the first two years after the Reorganization, to the extent that the Jacob Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund expenses and non-routine expenses) exceed 2.45% of average daily net assets for the Jacob Fund.  Please note that the maximum waiver is 0.90%, which means that it is possible that the Jacob Fund’s overall expenses could exceed 2.45%.  Also, investments in the Jacob Fund are subject to Rule 12b-1 distribution and service fees of up to 0.35% annually, while investments in the Rockland Fund are not subject to such fees.

The comparative Rockland Fund and Jacob Fund expenses shown in the “Comparative Fee Tables and Expense Example” section below are based on the expenses and related average net assets of the Rockland Fund during its fiscal year ended September 30, 2009 and on estimates for the Jacob Fund for its first year of operations.  The Fee Table shows expenses for the Rockland Fund (both before and after expense limitation arrangements) that are slightly higher than expenses for the Jacob Fund.  However, the Rockland Fund’s assets have declined significantly such that Rockland Fund shareholders are currently experiencing higher relative expenses than what is shown in the Fee Table.  Therefore, management of both Funds expect that shareholders of the Jacob Fund may experience lower overall expenses as a result of the Reorganization.

Do the procedures for purchasing and redeeming fund shares differ between the Rockland Fund and the Jacob Fund?  The procedures for purchasing and redeeming shares of the Rockland Fund and the Jacob Fund are substantially similar to each other. Both Funds sell (and redeem) their shares on a continuous basis at net asset value (“NAV”) and do not apply front-end or back-end sales charges. In order to purchase shares of either Fund, a completed application must be submitted to the Fund, along with payment of the purchase

2

price by check or wire. Your purchase will be calculated at the next determined NAV after the transfer agent receives your order in good order.  For both Funds, you may redeem your shares on any day the Fund is open for business (generally the same days that the New York Stock Exchange is open for business). Once the transfer agent or an authorized intermediary or agent receives and accepts your redemption request, your request will be processed at the next determined NAV. For a detailed discussion of the procedures for purchasing and redeeming shares of the Jacob Fund, see the Jacob Fund’s Prospectus, which is enclosed herewith.  Please note that purchase orders into the Rockland Fund may be restricted in advance of the Closing Date. Shareholders of the Rockland Fund may redeem shares through the Closing Date of the Reorganization.

Do the exchange privileges differ between the Rockland Fund and the Jacob Fund?  The Rockland Fund has no exchange privileges.  As a shareholder of a fund in the Jacob family of funds, you will have the right to exchange shares of the Jacob Fund for other Jacob Funds.  For a detailed discussion of the exchange privileges of the Jacob Fund, see the “Exchange of Fund Shares” section of the Jacob Fund’s Prospectus.

Do the dividend and distribution policies differ between the Rockland Fund and the Jacob Fund?  The dividend and distribution policies of the Rockland Fund and the Jacob Fund are substantially similar.

Who bears the expenses associated with the Reorganization?  Jacob has agreed to bear expenses incurred in connection with the Reorganization, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Rockland Fund all materials relating to this Prospectus/Proxy Statement and soliciting shareholder votes, as well as the costs associated with the Reorganization.  However, the Rockland Fund may incur brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the Reorganization.

Will I have to pay any sales charges or other fees as part of the Reorganization?  No.  You will not have to pay any sales charges or other fees on any shares of the Jacob Fund received as part of the Reorganization.

Is the Reorganization considered a taxable event for federal income tax purposes?  The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”).  Generally, this means that neither shareholders nor the Funds will incur material negative federal tax consequences as a result of the Reorganization.

3

How do I vote my shares?  As a shareholder of the Rockland Fund, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, you own of the Rockland Fund on the record date.  The record date is September 23, 2009 (the “Record Date”).

You can vote your shares in person at the Meeting or by completing and signing the enclosed proxy card and mailing it in the enclosed postage-paid envelope.  You may also vote by internet or telephone by going to the website or calling the toll-free number printed on your proxy card and following the recorded instructions.  If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call 1-866-796-6867.

What if there are not enough votes to reach quorum or to approve the Reorganization?  To facilitate receiving a sufficient number of votes, we may need to take additional action.  The Altman Group, a proxy solicitation firm, may contact you by mail or telephone.  Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.  If there are not sufficient votes to approve the Rockland Fund’s proposal or to achieve a quorum by the time of the Meeting (January 28, 2010), the Meeting may be adjourned from time to time to permit further solicitation of proxy votes.

If the shareholders of the Rockland Fund do not approve the Reorganization, GIP and the Board of Trustees will determine what, if any, additional action should be taken with respect to the Rockland Fund.  Such action may include liquidation of the Rockland Fund.

Who is the Proxy Solicitation Firm?  The Altman Group is a third party proxy vendor hired to call shareholders and record proxy votes. Jacob will pay for the proxy solicitation, which is estimated to cost approximately $6300.  In order to hold a shareholder meeting, quorum must be reached – which in the case of the Reorganization is a majority of the Rockland Fund shares present in person or by proxy at the Meeting. If quorum is not attained, the Meeting must adjourn to a future date.  The Altman Group may attempt to reach shareholders via multiple mailings to remind shareholders to cast their vote. As the Meeting approaches, phone calls may be made to clients who have not yet voted their shares so that the Meeting do not have to be postponed.  Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to make a call to you to solicit your vote.

Comparison of Investment Objectives, Strategies and Risks

The following summarizes the investment objectives, strategies and risks of the Rockland Fund and the Jacob Fund:

Investment Objectives.  The investment objective of the Rockland Fund is to seek capital appreciation. The investment objective of the Jacob Fund is long-term growth of capital.  The investment objectives of both Funds, while worded differently, are substantially identical in meaning.

Investment Strategies and Risks. Both Funds focus on small capitalization companies and under normal market conditions, each Fund invests at least 80% of its net assets in small capitalization companies. Small capitalization companies are defined as those companies with market capitalizations (share price

4

multiplied by number of shares outstanding) within the capitalization range of the Russell 2000® Growth Index at the time of purchase.

Investments in small capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources.  Small cap stocks often also have a more limited trading market, such that the investment adviser may not be able to sell stocks at an optimal time or price.  In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

In managing the Funds’ portfolios, both investment advisers seek to make investments in growth stocks with an emphasis on domestic companies with growth potential, as assessed by each investment adviser. Similarly, for both the Rockland Fund and the Jacob Fund, the respective investment adviser expects to invest the Fund’s net assets primarily in U.S. companies. Both investment advisers can invest a portion of the Fund’s assets in foreign companies or securities.  The risks of investing in foreign companies can increase the potential for losses in the Funds and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards and less stringent regulation of securities markets.

When making investment decisions, the investment adviser will evaluate the fundamental and technical prospects for a company using information and analyses from numerous sources.  Each Fund may employ rapid trading strategies to capture incremental increases in the prices of securities, to protect against downside risk and to enhance the Fund’s return, which may increase portfolio turnover.  Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities.  The greater the portfolio turnover, the greater the transaction costs to the Jacob Fund, which could have an adverse effect on the Fund’s total rate of return.  In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders either as gains or as taxable income.

As you can see from the information above, the investment objective, strategies and risks of the Rockland Fund are similar to those of the Jacob Fund.  The Rockland Fund and Jacob Fund both primarily invest in equity securities of small capitalization growth companies.  The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time.  Many factors affect a Fund’s performance.  A Fund’s share price changes daily based on changes in market conditions and in response to other economic, political, or financial developments.  A Fund’s reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.  Each of the Funds is subject to certain fundamental and non-fundamental investment policies.  Although the language may differ between the fundamental investment policies of the Rockland Fund and the Jacob Fund, the policies are similar and include investment policies required by the 1940 Act.  In addition, the Jacob Fund and the Rockland Fund have adopted additional fundamental and/or non-fundamental policies that the other Fund has not.

For more information about the Jacob Fund’s investment objective, principal investment strategies and risks, see the “Investment Objective,” “Principal Investment Strategies” and “Principal Risks” sections of the Jacob Fund Prospectus, which has been mailed with this Prospectus/Proxy Statement.  For a detailed

5

comparison of the Rockland Fund’s and the Jacob Fund’s fundamental and non-fundamental investment policies, see Attachment I to this Prospectus/Proxy Statement.

Comparative Fee Tables and Expense Example

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of the Rockland Fund with the estimated amounts that the Jacob Fund expects to bear following the Reorganization.  You will not have to pay any sales charge on any shares of the Jacob Fund received as part of the Reorganization.  The Jacob Fund is a newly created fund that will not commence operations (or have any expenses) until the Reorganization is completed.  Annual fund operating expenses are paid by a Fund and include management fees, administrative costs and distribution and shareholder servicing fees, as well as pricing and custody services.

The annual fund operating expenses shown in the table below represent audited expenses for the fiscal year ended September 30, 2009 for the Rockland Fund and those projected for the Jacob Fund on a estimated basis after giving effect to the proposed Reorganization, and are based on estimated net assets as if the transaction had occurred on September 30, 2009.

Shareholder Transaction Expenses (fees paid directly from your investment)

	Rockland Fund	Jacob Fund After Reorganization

Maximum sales charge (load) on purchases (as a percentage of offering price)	NONE	NONE
Maximum deferred sales charge (load) on redemptions (as a percentage of offering price)	NONE	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE	NONE
Redemption Fee (as a percentage of amount redeemed)	2.00%1	2.00%2
Exchange Fee	NONE	NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Rockland Fund	Jacob Fund After Reorganization

Management Fee	1.00%3	0.90%
Distribution (12b-1 fee)	NONE	0.35%
Other operating expenses	1.64%	2.33%
Total annual Fund operating expenses	2.64%	3.58%
Less Management fee waiver	NONE	(0.90)%5
Net annual fund operating expenses	2.64%4	2.68%6

1
There is a 2% redemption fee that applies to redemptions of Rockland Fund shares that are made within 90 days of acquisition. There is also a fee (currently $15) imposed on redemption proceeds sent by wire.

2
A redemption fee is imposed on Jacob Fund shares sold within 90 days following their purchase date.  The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell your shares or if your shares are involuntarily redeemed.  The fee will be retained by the Jacob Fund and generally withheld from redemption proceeds.  There is also a fee (currently $15) imposed on redemption proceeds sent by wire.

3
GIP, the Rockland Fund’s investment adviser, has voluntarily waived 25% of its management fees (0.25% of average annual net assets) starting September 1, 2009.  This management fee waiver may be discontinued at any time because it is voluntary.  The fees and expenses shown in the annual fund operating expense table above do not reflect this voluntary fee waiver.

4
The Rockland Fund's total annual fund operating expenses shown are based on the audited ratio of expenses to average net assets for the fiscal year ended September 30, 2009.  The Rockland Fund’s asset level has declined significantly, which results in higher relative expenses.  Expenses are currently being accrued at an annual rate of 4.63%, taking into account GIP’s voluntary fee waiver described in footnote 3.  If asset levels remain at the current level throughout the current fiscal year, total fund operating expenses of the Rockland Fund would be significantly higher than the numbers shown in the table above.

5
Jacob, the Jacob Fund’s investment adviser, has contractually agreed, for a period of two years following the Reorganization, to waive its management fees in an amount up to an annual rate of 0.90% of average daily net assets, to the extent that the Jacob Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund expenses, and non-routine expenses) exceed an expense level of 2.45% of average daily net assets for the Fund.  Pursuant to this fee waiver agreement, Jacob is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment by Jacob will not cause the Jacob Fund’s expense level to exceed 2.45%.  Please note that the maximum waiver is 0.90%, which means that it is possible that the Jacob Fund’s overall expenses could exceed 2.45%.

6

6
Please note that the percentage of annual fund operating expenses shown are based on the Jacob Fund’s projected expenses and projected average annual net assets.  If the Jacob Fund’s average annual net assets are lower, the Fund’s expense ratio would be higher than that shown above.

The Example is intended to help you compare the cost of investing in shares of the Rockland Fund with the cost of investing in the Jacob Fund (based on the Jacob Fund’s estimated expense levels), and allows you to compare these costs with the cost of investing in other mutual funds.  It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment
•	5% annual return
•	no changes in the Fund’s operating expenses

The costs reflect the effects of the fee waiver agreement for the Jacob Fund for the period of the contractual fee waiver agreement.  Absent such arrangements, the costs would be higher.  Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

Rockland Fund				Jacob Fund (estimated)

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

$267	$820	$1,400	$2,973	$271	$1,014	$1,778	$3,786

The projected post-Reorganization estimated Annual Fund Operating Expenses and Expense  presented above are based on numerous material assumptions.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Jacob Fund’s assets, many of which are beyond the control of the Jacob Fund or Jacob.  If the Reorganization is approved, the resulting combined Fund will retain the Jacob Fund’s expense structure.

Comparison of Fund Performance

The Jacob Fund is a shell fund that has not yet commenced operations and has been created for the purpose of acquiring the Rockland Fund’s assets and assuming its liabilities. As such, the Jacob Fund does not have any operating history or performance information.  For information on the performance of the Rockland Fund, see the Rockland Fund Prospectus under the section entitled “Fund Performance.”

Comparison of the Rights of Rockland Fund and Jacob Fund Shareholders

The Rockland Fund is a diversified series of The Rockland Funds Trust, an open-end management investment company organized as a Delaware statutory trust that is authorized to issue an unlimited number of shares of beneficial interest.  The Jacob Fund is organized as a diversified series of Jacob Funds Inc., an open-end management investment company organized as a Maryland corporation.  Jacob Funds Inc. is authorized to issue an unlimited number of shares of beneficial interest.

The Rockland Funds Trust is governed by a Trust Instrument of Trust and By-Laws and Jacob Funds Inc. is governed by Articles of Incorporation and By-Laws.  Key differences affecting the rights of

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shareholders under The Rockland Funds Trust’s Trust Instrument/By-Laws and Jacob Funds Inc.’s Articles of Incorporation/By-Laws are presented below.

	The Rockland Funds Trust	Jacob Funds Inc.

Quorum	One-third of the outstanding shares of the trust, entitled to vote in person or by proxy shall be a quorum for the transaction of business at a shareholders’ meeting.	One-third of the outstanding shares of the corporation, entitled to vote in person or by proxy shall be a quorum for the transaction of business at a shareholders’ meeting.
Vote	Except when a larger vote is required by law, the Trust Instrument or By-Laws, a majority of the outstanding shares voted in person or by proxy shall decide any matters to be voted on.	Except when a larger vote is required by law, the Articles of Incorporation or By-Laws, a majority of the outstanding shares voted in person or by proxy shall decide any matters to be voted on.
Maximum number of days prior to a shareholders’ meeting during which a record date may be set by that Fund’s Board
The Trustees may fix in advance a date up to 130 days prior to the date of any shareholders’ meeting as a record date for the determination of the shareholders entitled to notice of and to vote at, any such meeting.

The Directors may fix in advance a date up to ninety days and not less than ten days prior to the date of any shareholders’ meeting as a record date for the determination of the shareholders entitled to notice of and to vote at, any such meeting.

Notice of a shareholder meeting	The Secretary shall call a special meeting of shareholders by giving written notice of the place, date, time and purposes of that meeting at least fifteen days before the date of such meeting.
The Secretary shall call a special meeting of shareholders by giving written notice of the place, date, time and purposes of that meeting at least ten and not more than ninety days before the date of such meeting.

Shareholders’ ability to request a shareholder meeting
The Secretary shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote provided that 1) such request shall state the purposes of such meeting and the matters to be acted on, and 2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof.

The Secretary shall call a special meeting of shareholders upon the written request of shareholders owning at least 25% of the outstanding shares entitled to vote provided that 1) such request shall state the purposes of such meeting and the matters to be acted on, and 2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof.

Comparison of Maryland Corporation vs. Delaware Statutory Trust.  In general, the charter documents governing Jacob Funds Inc. are similar to those documents governing The Rockland Funds Trust.  Although the rights of a shareholder of a Maryland corporation vary in certain respects from the rights of an interestholder of a Delaware statutory trust, the attributes of a share of common stock are comparable to those of a share of beneficial interest, i.e., shares of both are entitled to one vote per share held and fractional votes for fractional shares held, and will vote in the aggregate and not by portfolio or class except as otherwise required by law or when class voting is permitted by its Board.

It should be noted that under Maryland law, Jacob Funds Inc.’s shareholders have no personal liability for Jacob Funds Inc.’s acts or obligations.  Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust.  A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations.  Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states.  As a result, to the extent that The Rockland Funds Trust or a shareholder of the Rockland Fund is subject to the jurisdiction of courts of those states, the courts may not apply Delaware law, thereby subjecting the shareholder to liability.  To guard against this risk, The Rockland Funds Trust’s Agreement and Declaration of Trust: (1) contains an express disclaimer of shareholder liability for acts or obligations of The Rockland Funds Trust and the

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Rockland Fund; and (2) provides for indemnification out of the Rockland Fund’s property, for any shareholder held personally liable for the obligations of the Fund.  In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by The Rockland Funds Trust on behalf of the Rockland Fund.  Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the Rockland Fund is unable to meet its obligations to indemnify a shareholder.  In light of Delaware law, the nature of The Rockland Funds Trust’s business and the nature of its assets, The Rockland Funds Trust’s Board of Trustees believes that the risk of personal liability to a shareholder is extremely remote.

Agreement and Plan of Reorganization

If approved by shareholders of the Rockland Fund, the Reorganization for the Rockland Fund is expected to occur on January 31, 2010 or such other date as the parties may agree.  The terms and conditions under which the Reorganization may be consummated are set forth in the Plan.  Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan.  A copy of the form of Plan is attached as Attachment II to this Prospectus/Proxy Statement.

The Plan provides that the Rockland Fund will convey to the Jacob Fund all of its assets.  In consideration, the Jacob Fund will deliver to the Rockland Fund full and fractional shares of having an aggregate net asset value equal to the aggregate value of the net assets of the Rockland Fund, as determined pursuant to the terms of the Plan.

Immediately after the transfer of assets, the Rockland Fund will distribute to its shareholders of record, the shares of the Jacob Fund received by the Rockland Fund, determined as of immediately after the close of business on the Closing Date, on a pro rata basis.  Subsequently, the Rockland Fund will completely liquidate.  The Jacob Fund shall assume and pay when due all obligations and liabilities of the Rockland Fund existing on or after the effective date of the reorganization, whether absolute, accrued, contingent or otherwise.

Until the Closing Date, shareholders of the Rockland Fund will continue to be able to redeem their shares.  Redemption requests received after the Closing Date will be treated as requests received by the Jacob Fund for the redemption of its shares.

The obligations of the Rockland Fund and the Jacob Fund under the Plan are subject to various conditions, including approval of the shareholders of the Rockland Fund.  The Plan also requires that the Jacob Fund and the Rockland Fund take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan.  The Plan may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Attachment II to this Prospectus/Proxy Statement to review the terms and conditions of the Plan.

Federal Income Tax Consequences of the Reorganization

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”).  Based on

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certain assumptions made and representations to be made on behalf of the Rockland Fund and the Jacob Fund, it is expected that Stradley Ronon Stevens & Young, LLP will, as a condition to the closing of the Reorganization, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of the Rockland Fund will not recognize any gain or loss as a result of the exchange of their shares of the Rockland Fund for shares of the Jacob Fund; (ii) no gain or loss will be recognized by the Rockland Fund (a) upon the transfer of its assets to the Jacob Fund in exchange for the Jacob Fund shares and the assumption by the Jacob Fund of the liabilities of the Rockland Fund or (b) upon the distribution of the Jacob Fund shares by the Rockland Fund to its shareholders in liquidation, as contemplated in the Plan; (iii) neither the Jacob Fund nor its shareholders will recognize any gain or loss upon receipt of the assets of the Rockland Fund; and (iv) the holding period and aggregate tax basis for Jacob Fund shares that are received by the Rockland Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Rockland Fund previously held by such shareholder.

Capital losses can generally be carried forward to each of the eight years succeeding the loss year to offset future capital gains.  The Jacob Fund will inherit the tax attributes of the Rockland Fund, including any available capital loss carryforwards, as of the closing date.  In general, it is not expected that any such capital loss carryforwards will be subject to an annual limitation for federal income tax purposes in connection with the Reorganization because the Reorganization should either: (i) qualify as a type “F” tax-free reorganization under the Code, including a mere change in identity, form or place of reorganization of one corporation, however effected; or (ii) not involve more than a 50% change of ownership.

After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period for shares for federal income tax purposes.  You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances.  You should also consult your tax advisor about the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

Although the Rockland Fund and the Jacob Fund have similar investment objectives and strategies, some portion of the Rockland Fund’s securities holdings may be sold prior to or immediately following the Reorganization. The portion of the Rockland Fund’s securities holdings to be sold prior to or immediately following the Reorganization is not expected to be substantial.  The sale of securities either prior to the Reorganization or shortly thereafter could result in the Rockland Fund or the Jacob Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs.

Reasons for the Reorganization and Trustees’ Considerations

As indicated above, GIP (the investment adviser to the Rockland Fund) and the Board of Trustees, determined to approve the Reorganization in light of a number of factors, including the Rockland Fund’s small size, limited sales projections and related increased expense levels.

GIP and the Board of Trustees engaged in discussions regarding alternatives for the Rockland Fund, including the Reorganization, that would allow shareholders of the Rockland Fund to maintain their investment in a small cap growth mutual fund, permit exchanges of shares with other mutual funds, and retain the potential to benefit from the Rockland Fund’s capital loss carry forward amounts.  The Trustees convened several times to consider the future of the Rockland Fund.  During discussions the Trustees raised various questions and received responsive information from GIP regarding the alternatives, including the Reorganization.  At a meeting held on September 19, 2009, the Trustees were presented with information to assist them in evaluating the Reorganization, such as:

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•	The terms and conditions of the Plan;
•	The relative compatibility of investment objectives and principal investment strategies of the Jacob Fund with those of the Rockland Fund;
•	The relative past performance of the Rockland Fund;
•	The anticipated effect of the Reorganization on the fees and expense ratios borne by Rockland Fund shareholders if they become shareholders of the Jacob Fund;
•	The capabilities, practices and resources of Jacob in managing the Jacob Fund;
•	The anticipated federal income tax treatment of the Reorganization and tax consequences to the Rockland Fund and its shareholders, including retention of capital loss carryforward benefits;
•	Anticipated dispositions of portfolio securities in connection with the Reorganization;
•	The costs incurred in connection with the Reorganization, and the payment of certain of the expenses of the Reorganization by Jacob;
•	Alternatives to the proposed Reorganization, including liquidation of the Rockland Fund and the viability of the Rockland Fund absent approval of the proposed Reorganization;
•	The conclusion that shareholders of the Rockland Fund would not experience any dilution as a result of the Reorganization; and
•	Benefits to and recommendation of GIP.

Comparison of Investment Objectives and Policies and Expenses.  The Trustees considered that the Jacob Fund and the Rockland Fund have similar investment objectives and policies; and expense comparisons between the Rockland Fund and the Jacob Fund are favorable for Rockland Fund shareholders.

Jacob’s Capabilities.  The Trustees considered Jacob’s portfolio management capabilities and the experience of the portfolio managers.  The Trustees also considered, among other things, the size of the Jacob fund complex, the fact that Jacob had $39 million in assets under management as of September 30, 2009, and the investment options and strategies that would be available to Rockland Fund shareholders through exchanges of shares, and the shareholder services offered.

Tax Consequences.  The Trustees considered that they were advised (i) that the Reorganization, unlike certain alternatives, would be treated as “tax-free” for federal income tax purposes; (ii) of other tax matters that affect the relative desirability of the Reorganization to Rockland Fund shareholders, such as the ability of shareholders to benefit from the retention of capital loss carryforwards; and (iii) that it is likely that a portion of the portfolio securities in the Rockland Fund will be disposed of prior to the Closing Date.  In this regard, the Trustees considered that dispositions of portfolio securities may result in the realization of capital gains that, to the extent not offset by capital losses, will be distributed to Rockland Fund shareholders prior to consummation of the Reorganization.

Expenses of the Reorganization.  The Trustees considered that Jacob will bear the costs of the Reorganization, including legal, accounting, printing, proxy solicitation and similar expenses, although the Rockland Fund is expected to bear transaction costs associated with the purchase or disposition of portfolio securities made in connection with the Reorganization.

Alternatives to the Proposed Reorganization.  The Trustees considered alternatives to the Reorganization, including (i) reorganizing the Rockland Fund into funds in other fund complexes, and (ii) liquidating the Rockland Fund, and the fact that only certain other alternatives were viable and some alternatives had undesirable aspects for Rockland Fund shareholders.

Benefits to GIP.  The Trustees considered that they had been advised that GIP would receive compensation from Jacob related to the Reorganization, in the event that the Jacob Fund grew to a larger

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size in the future.  The Trustees also considered GIP’s indication that it would be not be willing to continue operating the Rockland Fund on a longer term basis, that GIP’s principal owner and portfolio manager believed that the Reorganization was in the best interest of shareholders.

Section 15(f) of the 1940 Act.  Section 15(f) of the 1940 Act provides a safe harbor for an investment adviser of a registered investment company (or any affiliated persons of the investment advisor) to receive any amount or benefit in connection with a sale of securities or other interest in the investment advisor, provided that two conditions are satisfied.  First, an “unfair burden” may not be imposed on the investment company as a result of the sale, or any express or implied terms, conditions or understandings applicable to the sale.  The term “unfair burden,” as defined in Section 15(f) of the 1940 Act, includes any arrangement during the two-year period after the sale whereby the investment adviser (or predecessor or successor advisor), or any “interested person” of the adviser (as defined in the 1940 Act), receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than ordinary fees for bona fide principal underwriting services).  Second, during the three-year period after the sale, at least 75% of the members of the investment company’s board of directors cannot be “interested persons” (as defined in the 1940 Act) of the investment adviser or its predecessor (“Independent Directors”).  GIP and Jacob believe there are no circumstances arising from the Reorganization that might result in the imposition of an “unfair burden” (as defined in Section 15(f) of the 1940 Act) on the Jacob Fund.  Moreover, Jacob has agreed that, for two years after the consummation of the Reorganization, it will refrain from imposing any unfair burden on the Jacob Fund, which includes refraining from proposing any increase in fees paid by the Jacob Fund to Jacob.  Upon the closing of the Reorganization, 75% of the Jacob Fund Board members will be classified as Independent Directors and Jacob and the Jacob Funds Inc. Board expect to maintain a board structure so that at least 75% of the Board members are classified as Independent Directors during the three-year period after the completion of the Reorganization.

Based on the foregoing, together with other factors and information considered to be relevant, the Trustees unanimously determined that the Reorganization is in the best interests of the Rockland Fund and its shareholders.  Consequently, the Trustees approved the Reorganization and directed that the Plan be submitted to the shareholders of the Rockland Fund for approval.

Description of the Securities to be Issued

Holders of Rockland Fund shares will receive shares of common stock of the Jacob Fund in the Reorganization.  Each share of the Jacob Fund represents an equal proportionate interest with each other share of the Fund, and each such share of the Jacob Fund is entitled to equal liquidation and redemption rights.  For more information about redemption rights and exchange privileges, please refer to the “Purchase of Fund Shares” and the “Exchange of Fund Shares” sections, respectively, in the enclosed Jacob Fund Prospectus.

Capitalization

The Reorganization is not expected to have an impact on the net asset value of the Rockland Fund.  As indicated below, the Reorganization will not cause the value of a Rockland Fund shareholder's account to go up or down.  Any declared but undistributed dividends or capital gains will carry over in the Reorganization.  The following table shows the capitalization of the Rockland Fund as of September 30, 2009 and the capitalization of the Jacob Fund on a estimated basis after giving effect to the Reorganization.  The following are examples of the number of shares of Rockland Fund that would be exchanged for shares of the Jacob Fund if the Reorganization had been consummated on September 30,

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2009.  The Jacob Fund is a shell fund, without assets or liabilities, and is being created for the purpose of acquiring the assets and liabilities of the Rockland Fund.

	Rockland Fund	Jacob Fund (Estimated)*

Total Net Assets	$8,321,371	$8,321,371

Shares Outstanding	745,706	745,706

Net Asset Value Per Share	$11.16	$11.16

*  The Jacob Fund is a new fund and therefore, no current capitalization is available.

The table is for informational purposes only.  No assurance can be given as to how many Jacob Fund shares will be received by shareholders of the Rockland Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Jacob Fund that actually will be received on or after that date.

Pro Forma (Estimated) Financial Statements

Pro forma (estimated) financial statements have not been prepared for the reorganization of the Rockland Fund into the Jacob Fund because the Jacob Fund is newly organized with no assets and liabilities and will commence investment operations upon completion of the Reorganization and continue the operations of the Rockland Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of the Rockland Fund

GIP is the investment adviser for the Rockland Fund.  The principal business address of GIP is 1235 Westlakes Drive, Suite 280, Berwyn, Pennsylvania 19312.  As of September 30, 2009, GIP managed $21 million in assets.

Investment Advisory Contract  For its services as investment adviser, GIP is entitled to a monthly advisory fee at the annual rate of 1.00% of the average daily net asset value of the Rockland Fund.  Effective September 1, 2009, GIP voluntarily reduced its advisory fee to 0.75% of the average daily net asset value of the Rockland Fund.  This voluntary advisory fee waiver can be cancelled at any time.  For these advisory and management services during the fiscal year ended September 30, 2009, GIP received $183,270 from the Rockland Fund.

For more information about the Rockland Fund’s management, please refer to the “Fund Management” section of the Rockland Fund’s Prospectus, which is incorporated herein by reference and to the “Investment Advisor” section of the Rockland Fund’s statement of additional information, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement.  A discussion regarding the basis for the Board of Trustees’ most recent approval of the investment advisory agreement for the Rockland Fund is available in the March 31, 2009 semi-annual report to shareholders.

Rockland Fund’s Portfolio Manager-Richard H. Gould, founder and Chief Executive Officer of GIP, as well as President and Treasurer of The Rockland Funds Trust, is primarily responsible for the day-to-day management of the Rockland Fund’s

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portfolio and has managed the Rockland Fund since its inception. Prior to his current position, Mr. Gould served as chief portfolio manager of the Rockland Fund when Greenville Capital Management, Inc. served as investment adviser from the Rockland Fund’s inception to March 30, 2004. Prior to 1994, Mr. Gould was an equity analyst with PNC Investment Management and co-managed the PNC Small Cap Growth Fund, currently called the Blackrock Small Cap Growth Fund. Mr. Gould is a Chartered Financial Analyst and a Chartered Market Technician. Mr. Gould received his BS in 1982 and his MBA in Finance in 1985 from The Pennsylvania State University.

Information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and his ownership of securities in the Rockland Fund or other funds that he manages is available in the Rockland Fund’s SAI, which can be obtained at www.rocklandfunds.com.

Management of the Jacob Fund

Jacob, 653 Manhattan Beach Blvd. # J, Manhattan Beach, California 90266, is the Jacob Fund’s investment manager.  As of September 30, 2009, Jacob managed $39 million in assets.

Investment Management Contract  For its services as investment manager to the Jacob Fund, Jacob is entitled to a fee, which is calculated daily and paid monthly, based on daily net assets, at an annual rate of 0.90%.  Jacob has contractually agreed, through two years after the Reorganization, to waive its advisory fees in an amount up to an annual rate of 0.90% of the average daily net assets, to the extent that the Jacob Fund’s Total Annual Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund expenses and non-routine expenses) exceed 2.45% of the Jacob Fund’s average daily net assets.  Pursuant to this fee waiver agreement for the Jacob Fund, Jacob is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment by Jacob will not cause the Jacob Fund’s expense level to exceed 2.45%.  Please note that the maximum waiver is 0.90%, which means that it is possible that the Jacob Fund’s overall expenses could exceed 2.45%.

The Jacob Fund has not previously paid Jacob any management fees because it has not yet commenced operations.   If the Reorganization is approved, the resulting combined Fund will retain the Jacob Fund’s management fee structure described above.

For more information about the Jacob Fund’s management, please refer to the “Management, Organization and Capital Structure” section of the Jacob Fund’s Prospectus, which is incorporated herein by reference, and included herein and to the “Investment Advisory and Other Services” section of the Jacob Fund’s statement of additional information, which are incorporated by reference into the SAI to this Prospectus/Proxy Statement.  A discussion regarding the basis for the Jacob Fund’s Board of Directors approval of the investment management contract of the Jacob Fund will be available in a future semiannual or annual report, as applicable.

Jacob Fund’s Portfolio Managers  The Jacob Fund is managed by a team of dedicated professionals.  The portfolio managers of the team are as follows:

Ryan I. Jacob is the Chief Portfolio Manager of the Fund, and is primarily responsible for the day-to-day management of the Fund’s portfolio.  Mr. Jacob is the founder and Chief Executive Officer of Jacob, as well as President of Jacob Funds Inc.  He has served as Chief Portfolio Manager of the Jacob Internet Fund since its inception in 1999.  Mr. Jacob served as Chief Portfolio Manager of The Internet Fund, Inc.

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from December 20, 1997 through June 24, 1999.  Mr. Jacob also served as a financial analyst for Lepercq, de Neuflize & Co. Inc. from September 1998 to June 1999 and as an analyst for Horizon Asset Management from October 1994 through August 1998.  Mr. Jacob also served as the Director of Research for IPO Value Monitor, an investment related research service from 1996 to August 1998.  Previously, Mr. Jacob was an assistant portfolio manager in the private clients group at Bankers Trust from October 1992 through October 1994.  Mr. Jacob, a graduate of Drexel University, has over 17 years of investment experience.

Francis J. Alexander is an assistant portfolio manager of the Jacob Fund, and assists Mr. Jacob in the management of the Jacob Fund’s assets and securities.  Mr. Alexander also is an assistant portfolio manager of the Jacob Internet Fund.  He was Chief Portfolio Manager of The Internet Fund, Inc. from October 21, 1996 (inception) through December 19, 1997 and thereafter was a portfolio manager of that fund while Mr. Jacob served as Chief Portfolio Manager.  Mr. Alexander was a portfolio manager with Lepercq, de Neuflize & Co. Inc. from May 1998 to March 2002.  He has served as President of Alexander Capital Management, Inc. since 1985.  Mr. Alexander received his Bachelor of Arts from Notre Dame University and his Master of Business Administration from St. John’s University.  Mr. Alexander has over 38 years of investment experience.

Information about the portfolio managers’ compensation, other accounts managed by these individuals, and their ownership of securities in the Jacob Fund or other funds that they manage is available in the Jacob Fund’s Statements of Additional Information which is incorporated by reference into the SAI to this Prospectus/Proxy Statement.

Darren Chervitz assists the portfolio managers of the Jacob Fund with research.

Darren Chervitz is the Director of Research for Jacob.  Mr. Chervitz’s responsibilities include providing research to assist the portfolio managers in their selection of securities for the Jacob Funds.  Prior to his employment with Jacob, Mr. Chervitz was a financial editor and reporter for CBS MarketWatch from August 1996 to July 1999.  Mr. Chervitz was also a technology stock analyst for ZDTV from August 1996 to July 1999.

Distribution of the Funds

Quasar Distributors, LLC (“Quasar” or the “Distributor”), whose address is 615 East Michigan Street Milwaukee, Wisconsin 53202-5207, acts as distributor to the Rockland Fund under a Distribution Agreement with The Rockland Funds Trust.  The Distribution Agreement provides that the Distributor will use reasonable efforts to distribute the Rockland Fund’s shares, which are offered for sale continuously at NAV per share without the imposition of a sales charge.  GIP makes payments from its own resources to the Distributor and third parties such as fund supermarkets and other platforms in order for the Rockland Fund to gain access to shareholders who use such platforms and for services provided by such platforms.

Quasar will also act as the principal underwriter in the continuous public offering of the Jacob Fund’s shares.  The Board of Jacob Funds Inc. has adopted a plan pursuant to Rule 12b-1 for the Jacob Fund.   The plan is designed to benefit the Jacob Fund and its shareholders.  The plan is expected to, among other things, increase advertising of the Jacob Fund, encourage purchases of the Jacob Fund’s shares and service to the shareholders, and increase or maintain assets of the Jacob Fund so that certain fixed expenses may be spread over a broader asset base, with a positive impact on expense ratios.  In addition, a positive cash flow into the Jacob Fund is useful in managing the Jacob Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.  The Jacob Fund may pay up to 0.35% per year of its average daily net assets. Such

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payments are intended to reimburse Quasar or others (such as Jacob) for, among other things: (a) expenses incurred by such parties in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation and distribution of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others; and (b) furnishing personal services and maintaining shareholder accounts, which services include, among other things, assisting in, establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Jacob Fund to customers, receiving and answering correspondence, and aiding in maintaining their respective customers; all such services being provided in connection with the Jacob Fund’s shares.

For more information about the Jacob Fund’s distribution, please refer to the “Distribution Arrangements” section of the Jacob Fund’s Prospectus.  In addition, please refer to “The Distribution and Service Plan and the Distributor” section of the Jacob Fund’s Statements of Additional Information, which is incorporated by reference into the SAI to this Prospectus/Proxy Statement.

Financial Statements

The audited financial statements for the Rockland Fund, which appear in the Fund’s Annual Report dated September 30, 2009 have been audited by KPMG LLP, independent registered public accounting firm as set forth in their reports therein and are incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement.  Such financial statements are incorporated therein by reference in reliance upon such reports given on the authority of such firm.

The Jacob Fund is a new fund that has not yet commenced operations and has been created for the purpose of acquiring the Rockland Fund’s assets and assuming its liabilities. As such, the Jacob Fund does not have any operating history or financial statements.

VOTING INFORMATION

This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by, and on behalf of, the Board of Trustees of the Rockland Fund, to be used at the Meeting.  This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Rockland Small Cap Growth Fund on or about January 8, 2010.  Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting.  If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon.  Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

You can vote in any one of three ways:

•	By mail, with the enclosed proxy card;
•	In person at the Meeting;
•	By internet; or
•	By telephone.

To vote by internet or telephone:
(1) Read the Prospectus/Proxy Statement and have your proxy card at hand.
(2) Call the 1-800 number or go to the website that appears on your proxy card.
(3) Follow the recorded instructions.

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We encourage you to vote by internet or telephone by using the control number that appears on your enclosed proxy card.  Use of internet and telephone voting will reduce the time and costs associated with this proxy solicitation.

A shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:  (i) by filing a written notice of revocation with The Altman Group; (ii) by returning a duly executed proxy with a later date before the time of the Meeting, or (iii) if a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the Secretary of the Fund (without complying with any formalities) at any time before it is voted.  Being present at the Meeting alone does not revoke a previously executed and returned proxy.  Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan of Reorganization and the Reorganization contemplated thereby.

Solicitation of Votes

In addition to the mailing of this Prospectus/Proxy Statement, proxies may be solicited by telephone or in person by the Rockland Fund’s Trustees, officers of The Rockland Funds Trust, by personnel of GIP, the Rockland Fund’s investment adviser, the Rockland Fund’s administrator or transfer agent, and personnel of the Rockland Fund’s distributor, or by broker-dealer firms.

The Altman Group, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $6,300.  It is expected that the solicitation will be primarily by mail.  As the date of the Meeting approaches, however, certain Rockland Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Rockland Fund.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information provided by the person agrees with the information that the Solicitor has, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy Statement.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement.  The Solicitor representative will record the shareholder’s instructions on the proxy card.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy card originally sent with this Prospectus/Proxy Statement or attend the Meeting in person.

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The Rockland Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  Such broker-dealer firms, custodians, nominees, and fiduciaries may be reimbursed for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of GIP, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

Quorum and Voting Requirements

With regard to the proposal, one-third of the shares of the Rockland Fund outstanding on the Record Date, present in person or represented by proxy, constitutes a quorum for the transaction of business with respect to the proposal.  Approval of the proposal requires the affirmative vote of a 1940 Act Majority.

Effect of Abstention and Broker “Non-Votes”

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted.  Such instructions will have the same effect as that of a vote against approval of the Plan of Reorganization, because approval requires the affirmative vote of a 1940 Act Majority.

Adjournment

If a quorum is not present in person or by proxy at the time the Meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the Meeting at a later date.  If a quorum is present but there are not sufficient votes in favor of the Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies concerning the Plan of Reorganization.  Any adjournment will require the affirmative vote of a majority of the Rockland Fund’s shares present at the Meeting to be adjourned.  If an adjournment of the Meeting is proposed because there are not sufficient votes in favor of the Plan of Reorganization, the persons named as proxies will vote their proxies as they deem appropriate under the circumstances.

OTHER MATTERS

The Board of Trustees of the Rockland Fund does not intend to bring any matter before the Meeting other than that described in this Prospectus/Proxy Statement.  The Trustees are not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

FUTURE SHAREHOLDER PROPOSALS

You may request inclusion in The Rockland Funds Trust’s proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting.  Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders.  The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws.  The Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of the shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board of Trustees of the Trust.  Therefore, it is not practicable to specify a date by which proposals

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must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

RECORD DATE AND OUTSTANDING SHARES

Rockland Fund  Only shareholders of record of the Rockland Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.  As of the close of business on the Record Date, the Rockland Fund had 755,001.468 shares outstanding.  As of the Record Date, the current officers and Trustees of The Rockland Funds Trust in the aggregate beneficially owned 16.57% of the shares of the Rockland Fund. As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Rockland Fund:

Name and Address	No. of Shares	Percent of the Class Total Assets Held by Shareholders	Type of Ownership

Lauer & Co. C/O The Glenmede Trust Co PO Box 58997 Philadelphia, PA 19102	52,659.25	6.9740%	Record

US Bank NA Custody Richard H and Tracy A Gould 1757 Hamilton Drive Phoenixville, PA 19460	103,629.25	13.7260%	Beneficial

Charles Schwab & Co Inc. For the Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	156,613.08	20.7430%	Record

NFS LLC Wilmington Trust Co IRA of Richard W Harra 501 Weldin Road Wilmington, DE 19803	52,631.70	6.9710%	Record

Jacob Fund The Jacob Fund had not commenced operations and had no outstanding shares on the Record Date.

INFORMATION ABOUT THE FUNDS

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the

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SEC.  Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street NE, Room 1580, Washington, DC 20549.  The SEC maintains an internet website (at http://www.sec.gov) which contains other information about the Funds.

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ATTACHMENTS TO PROSPECTUS/PROXY STATEMENT

Attachment I	Comparison of the Fundamental and Non-Fundamental Investment Policies of the Rockland Fund and the Jacob Fund

Attachment II	Form of Agreement and Plan of Reorganization

ATTACHMENT 1

COMPARISONS OF THE FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT
POLICIES OF THE ROCKLAND FUND AND THE JACOB FUND

While the fundamental and non-fundamental investment policies of the Rockland Fund and the Jacob Fund are comparable, there are certain differences to note.  First, with respect to borrowing and the loaning of portfolio securities, the Rockland Fund and the Jacob Fund have slightly different fundamental policies.  Second, the Rockland Fund and the Jacob Fund have different percentages in their non-fundamental policies with respect to the percentage of net assets that can be invested in illiquid or unmarketable securities.  Third, the Rockland Fund and the Jacob Fund have slightly different non-fundamental policies with regard to the purchase of securities on margin.  Finally, the Rockland Fund and the Jacob Fund have each adopted non-fundamental investment policies that the other Fund has not.  For example, the Rockland Fund has adopted non-fundamental investment policies with respect to selling Fund assets short; pledging, mortgaging or hypothecating Fund assets; purchasing the securities of investment companies; entering into futures contracts or options; investing directly in oil, gas or other mineral exploration programs; and purchasing securities when borrowings exceed a specified limitation.  In addition, the Jacob Fund has adopted a non-fundamental investment policy with respect to investments in companies for the purpose of exercising control of management.

Below is a detailed side-by-side comparison of the Rockland Fund’s and the Jacob Fund’s fundamental and non-fundamental investment policies.  Fundamental investment policies and limitations are subject to change only by shareholder vote, whereas non-fundamental investment policies and limitations are subject to change by approval of the Board of Trustees/Directors.

Rockland Fund (Rockland Small Cap Growth Fund)	Jacob Fund (Jacob Small Cap Growth Fund)

The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

The Fund may not issue senior securities, except as permitted under the 1940 Act. (Fundamental)

The Fund will not borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. The Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets. The effect of this provision is to allow the Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).  (Fundamental)

The Fund may not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.  (Fundamental)

The Fund will not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.  (Fundamental)

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).  (Fundamental)

The Fund will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.  (Fundamental)

The Fund may not make loans to other persons, except through (i) the purchase of investments permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.  (Fundamental)

The Fund will not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.  (Fundamental)

The Fund may not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry.  (Fundamental)

The Fund will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies). The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. Currently, to avoid   concentration of investments, the Fund may not invest 25% or more of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).  (Fundamental)

The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).  (Fundamental)

The Fund will not purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.  (Fundamental)

The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.  (Fundamental)

The Fund will not change its classification under the 1940 Act from “diversified” to “non-diversified.” The following sentence describes the current regulatory definition of “diversified” for purposes of the 1940 Act, and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A diversified fund is one that does not: (1) as to 75% of its total assets, purchase the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities or securities of other investment companies), if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer.  (Fundamental)

No corresponding policy or limitation.	The Fund will not invest in companies for the purpose of exercising control of management. (Non-Fundamental)

The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.  (Non-Fundamental)
The Fund will not purchase securities on margin. (Non-Fundamental)

The Fund may not invest in illiquid securities if, as a result of such investment, more than 10% of the Fund’s net assets would be invested in illiquid securities. (Non-Fundamental)
The Fund will not invest more than 15% of its net assets (valued at time of investment) in securities that are not readily marketable.  If more than 15% of the Fund’s net assets are invested in securities that are not readily marketable, there will be an orderly disposition of those securities in order to get below the threshold.  (Non-Fundamental)

The Fund may not sell more than 25% of the Fund’s net assets short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.  (Non-Fundamental)
No corresponding policy or limitation.
The Fund may not pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging or hypothecating may not exceed 33 1/3% of the Fund’s total assets at the time of the borrowing or investment.  (Non-Fundamental)
No corresponding policy or limitation.
The Fund may not purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act and applicable state law. (Non-Fundamental)	No corresponding policy or limitation.
The Fund may not enter into futures contracts or related options if more than 50% of the Fund’s net assets would be represented by futures contracts or more than 5% of the Fund’s net assets would be committed to initial margin deposits and premiums on futures contracts and related options.  (Non-Fundamental)
No corresponding policy or limitation.
The Fund may not invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.  (Non-Fundamental)
No corresponding policy or limitation.
The Fund may not purchase securities when borrowings exceed 5% of its total assets. (Non-Fundamental)	No corresponding policy or limitation.

ATTACHMENT II

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”), made as of this ______ day of ______________, 2010, by and between Jacob FundS Inc. (the “Acquiring Company”), a corporation created under the laws of the State of Maryland, with its principal place of business at 653 Manhattan Beach Boulevard, #J, Manhattan Beach, CA  90266, on behalf of its series, Jacob Small Cap Growth Fund (“Acquiring Fund”), and Rockland Funds Trust (the “Rockland Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1235 Westlakes Drive, Suite 280, Berwyn, Pennsylvania 19312, on behalf of its series, Rockland Small Cap Growth Fund (“Acquired Fund”).  (The Acquiring Company, on behalf of the Acquiring Fund, and Rockland Trust, on behalf of the Acquired Fund, are hereinafter collectively referred to as the “parties”).  Jacob Asset Management of New York LLC, a Delaware limited liability company (“JAM”) joins this Agreement solely for the purposes of Section 10.

PLAN OF REORGANIZATION

The reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Company on behalf of the Acquiring Fund of all of the property, assets and goodwill of the Acquired Fund in exchange solely for shares of common stock, par value $0.001, of the Acquiring Fund; (ii) the assumption by the Acquiring Company on behalf of the Acquiring Fund of all of the liabilities (as defined in Section 1 below) of the Acquired Fund; (iii) the distribution of the Acquiring Fund’s shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof and hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth. The Acquiring Fund currently is a shell series, without assets or liabilities, created for the purpose of acquiring the assets and liabilities (as defined in Section 1 below) of the Acquired Fund.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	Sale and Transfer of Assets and Liabilities, Liquidation and
Dissolution of the Acquired Fund

(a)           Upon satisfaction of the conditions precedent described in Section 9 hereof, Rockland Trust will convey, transfer and deliver to the Acquiring Company on behalf of the Acquiring Fund, at the Closing, all of the then-existing assets of the Acquired Fund (the “Assets”).  In consideration thereof, the Acquiring Company agrees at the Closing (i) that the Acquiring Fund shall assume and pay when due all obligations and liabilities (as reflected in the statement of assets and liabilities to be provided under Sections 4(e) and 7(f) of this Agreement)

of the Acquired Fund existing on or after the Effective Date of the Reorganization (as defined in Section 3 hereof), whether absolute, accrued, contingent or otherwise (but not including fees and expenses in connection with this Agreement to be paid by persons as provided in Section 10 hereof) (collectively, the “Liabilities”); and (ii) that the Acquiring Company shall deliver to Rockland Trust, in accordance with paragraph (b) of this Section 1, full and fractional shares of beneficial interest, par value $0.001, of the Acquiring Fund equal in number to the number of full and fractional shares of beneficial interest, par value $0.001, of the Acquired Fund outstanding at the time of calculation of the Acquired Fund’s net asset value (“NAV”) as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof and hereinafter called the “Valuation Date”), which shall be the business day immediately preceding the Effective Date of the Reorganization.  The reorganization contemplated hereby is intended to qualify as a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  The Acquiring Company shall distribute to the Acquired Fund’s shareholders the shares of the Acquiring Fund in accordance with this Agreement and the resolutions of the Board of Directors of the Acquiring Company authorizing the transactions contemplated by this Agreement.

(b)           In order to effect the delivery of shares described in Section 1(a)(ii) hereof, the Acquiring Company will establish an open account of the Acquiring Fund for each shareholder of the Acquired Fund and, on the Effective Date of the Reorganization, will credit to such account full and fractional shares of beneficial interest, par value $0.001, of the Acquiring Fund equal to the number of full and fractional shares of beneficial interest which such shareholder holds in the Acquired Fund at the time of calculation of the Acquired Fund’s NAV on the business day immediately preceding the Effective Date of the Reorganization.  Fractional shares of the Acquired Fund are, and fractional shares of the Acquiring Fund will be, carried to the third decimal place.  At the time of calculation of the Acquired Fund’s NAV on the Valuation Date, the NAV per share of the shares of the Acquiring Fund shall be deemed to be the same as the NAV per share of the shares of the Acquired Fund.  On the Effective Date of the Reorganization, each certificate, if any, representing shares of the Acquired Fund will be deemed to represent the same number of shares of the Acquiring Fund.  Simultaneously with the crediting of the shares of the Acquiring Fund to the shareholders of record of the Acquired Fund, the shares of the Acquired Fund held by such shareholders shall be cancelled.

(c)           No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.  Upon request, each shareholder of the Acquired Fund will have the right to deliver the shareholder’s share certificates of the Acquired Fund, if any, to the Acquiring Company in exchange for either (i) share certificates of the Acquiring Fund, or (ii) book entries establishing the shareholder’s ownership of shares, in either case, for shares of the Acquiring Fund equal to the number of shares of the Acquired Fund owned by such shareholder; provided that, a shareholder need not deliver such share certificates to the Acquiring Company unless the shareholder so desires and shall irrespective of any delivery of such share certificates receive ownership of shares of the Acquiring Fund equal to the number of shares of the Acquired Fund owned by such shareholder.  As soon as practicable following the Closing, Rockland Trust shall dissolve and deregister the Acquired Fund.

2.           Valuation

(a)           The NAV of the Acquired Fund shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in Rockland Trust’s currently effective prospectus and statement of additional information with respect to the Acquired Fund.

(b)           The NAV of a share of beneficial interest of the Acquired Fund shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in Rockland Trust’s currently effective prospectus and statement of additional information with respect to the Acquired Fund.

3.	Closing and Valuation Date

(a)           The Closing shall consist of (i) the conveyance, transfer and delivery of the Assets of the Acquired Fund to the Acquiring Company on behalf of the Acquiring Fund in exchange for the assumption and payment, when due, by the Acquiring Fund of the Liabilities of the Acquired Fund; and (ii) the issuance and delivery of the Acquiring Fund’s shares in accordance with Section 1(b), together with related acts necessary to consummate such transactions.  Subject to receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the Acquired Fund at which this Agreement is considered and approved, the Closing shall occur on January 29, 2010 or such other date as the officers of the parties may mutually agree, and shall be effective on the next business day following the Valuation Date (“Effective Date of the Reorganization”).

(b)           Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Company or Rockland Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading on the NYSE shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable in the judgment of the Acquiring Company and Rockland Trust.

(c)           Rockland Trust shall provide, as of the Closing, for delivery of those Assets of the Acquired Fund to be transferred to the Custodian of the Acquiring Fund.  Also, Rockland Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of the shares of beneficial interest of the Acquired Fund, and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates, if any, and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.

(d)           The Acquiring Company shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of the Acquiring Fund to be delivered at the Closing to said transfer agent registered in such manner as Rockland Trust may request, or provide evidence satisfactory to Rockland Trust in such manner as Rockland Trust may request that such shares of beneficial interest of the Acquiring Fund have been registered in an open account of the Acquiring Fund on the books of the Acquiring Company.

4.           Representations and Warranties by Rockland Trust

Rockland Trust represents and warrants to the Acquiring Company that:

(a)           Rockland Trust is a statutory trust created under the laws of the State of Delaware on July 31, 1996 and is validly existing and in good standing under the laws of that State.  Rockland Trust, of which the Acquired Fund is a series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of the shares of the Acquired Fund issued and outstanding have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital.

(b)           Rockland Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001, of the Acquired Fund.  Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable, has full voting rights, and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.

(c)           The financial statements appearing in the Acquired Fund’s  Annual Report to Shareholders for the fiscal year ended September 30, 2009, audited by KPMG LLP, copies of which have been delivered to the Acquiring Company, the Acquired Fund’s Semi-Annual Report to Shareholders for the period ended March 31, 2009, copies of which will have been furnished to the Acquiring Company, and the unaudited financial statements for Rockland Trust for the most recent month ended prior to the Closing, copies of which will have been furnished to the Acquiring Company, fairly present the financial position of Rockland Trust as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis (with the exception, in the case of the unaudited financial statements, of the omission of footnotes).

(d)           The books and records of Rockland Trust and the Acquired Fund, including FIN 48 workpapers and supporting statements, made available to the Acquiring Company and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of Rockland Trust and the Acquired Fund.

(e)           The statement of assets and liabilities of the Acquired Fund to be furnished by Rockland Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the NAV of the Acquired Fund and each of the outstanding shares of beneficial interest of the Acquired Fund, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(f)           At the Closing, Rockland Trust will, on behalf of the Acquired Fund, have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(g)           Rockland Trust has the necessary power and authority to conduct its business and the business of the Acquired Fund as such businesses are now being conducted.

(h)           Rockland Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(i)           Rockland Trust, on its own behalf and on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Agreement and the Reorganization by the Board of Trustees of Rockland Trust and, with respect to the Acquired Fund, by the shareholders of the Acquired Fund.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement has been validly authorized, executed and delivered by Rockland Trust, on its own behalf and on behalf of the Acquired Fund, and this Agreement constitutes the legal, valid and binding obligation of Rockland Trust and the Acquired Fund, enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.

(j)           Neither Rockland Trust nor the Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(k)           Neither Rockland Trust nor the Acquired Fund has any unamortized or unpaid organizational fees or expenses.

(l)           Rockland Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, the Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and the consummation of the transactions contemplated by the Agreement will not cause the Acquired Fund to fail to be qualified as a RIC as of the Closing.

5.           Representations and Warranties by the Acquiring Company

The Acquiring Company represents and warrants to Rockland Trust that:

(a)           The Acquiring Company is a corporation created under the laws of the State of Maryland on July 13, 1999 and is validly existing and in good standing under the laws of that State.  The Acquiring Company, of which the Acquiring Fund is a series, is duly registered under the 1940 Act as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing.

(b)           The Acquiring Company is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001, of the Acquiring Fund. Each outstanding share of the Acquiring Fund, if any, is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, non-assessable and freely transferable and have full voting rights.

(c)           At the Closing, shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Fund are currently eligible for offering to the public, and there will be an unlimited number of shares of the Acquiring Fund registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

(d)           The Acquiring Company has or will have at the time of Closing the necessary power and authority to conduct its business and the business of the Acquiring Fund as such businesses are then being conducted by Rockland Trust and the Acquired Fund.

(e)           The Acquiring Company is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(f)           The Acquiring Company, on its own behalf and on behalf of the Acquiring Funds, has, or will have at the time of Closing, full power and authority to enter into and perform its obligations under this Agreement.  The execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by the Acquiring Company, on its own behalf and on behalf of the Acquiring Fund, and this Agreement constitutes the legal, valid and binding obligation enforceable against the Acquiring Company, on its own behalf and on behalf of the Acquiring Fund, in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

(g)           Neither the Acquiring Company nor the Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h)           The books and records of the Acquiring Company and the Acquiring Fund, including FIN 48 workpapers and supporting statements, made available to Rockland Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Company and the Acquiring Fund.

(i)           The Acquiring Fund is, and will be at the time of Closing, a shell series, without assets or liabilities, created for the purpose of acquiring the assets and Liabilities of the Acquired Fund.

(j)           The Acquiring Company has elected, or intends to elect, to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund will be a “fund” as defined in Section 851(g)(2) of the Code, and the consummation of the transactions contemplated by the Agreement will not cause the Acquiring Fund to fail to be qualified as a RIC from and after the Closing.

6.	Representations and Warranties by Rockland Trust and the Acquiring Company

Rockland Trust and the Acquiring Company each represents and warrants to the other, with respect to itself and each of the Acquired Fund or Acquiring Fund, respectively, that:

(a)           Except as discussed in its currently effective prospectus as of the Closing, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement.  It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(b)           There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

(c)           It has duly and timely filed, on behalf of the Acquired Fund or the Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including, but not limited to, information returns), that are required to be filed by the Acquired Fund or Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or Acquiring Fund.  On behalf of the Acquired Fund and Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports.  The amounts set up as provisions for Taxes in the books and records of the Acquired Fund or Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including, but not limited to, all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year.  To its knowledge, no return filed by it, on behalf of the Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Fund or Acquiring Fund, as appropriate.

(d)           All information provided to Rockland Trust by the Acquiring Company, and by Rockland Trust to the Acquiring Company, for inclusion in, or transmittal with, the Proxy Statement/Prospectus on Form N-14 with respect to this Agreement pursuant to which approval of the Reorganization by vote of the Acquired Fund’s shareholders will be sought, does not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(e)           Except in the case of Rockland Trust with respect to the approval of this Agreement and the Reorganization by vote of the Acquired Fund’s shareholders, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, state securities laws or applicable state trust or corporate laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Covenants of Rockland Trust

(a)           Rockland Trust covenants to operate the business of the Acquired Fund as currently conducted between the date hereof and the Closing.

(b)           Rockland Trust undertakes that Rockland Trust and the Acquired Fund will not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

(c)           Rockland Trust covenants that by the time of the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           Rockland Trust will at the Closing provide the Acquiring Company with:

(i)           A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund;

(ii)           A copy (which may be in electronic form) of the shareholder ledger accounts of the Acquired Fund, including, without limitation,

               (A) the name, address and taxpayer identification number of each shareholder of record,

(B) the number of shares of beneficial interest held by each shareholder,

(C) the dividend reinvestment elections applicable to each shareholder, and

(D) the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder,

for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief; and

(iii)           All FIN 48 workpapers and supporting statements pertaining to Rockland Trust and Acquired Fund.

(e)           The Board of Trustees of Rockland Trust shall call, and Rockland Trust shall hold, a Special Meeting of Acquired Fund’s shareholders to consider and vote upon this Agreement (the “Special Meeting”) and Rockland Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.  The Board of Trustees of Rockland Trust shall cause to be prepared, filed with the United States Securities and Exchange Commission (the “Commission”), and mailed to each shareholder of record of the Acquired Fund, a Proxy Statement/Prospectus on Form N-14 that complies in all material respects with the applicable provisions of the 1940 Act and the 1934 Act, and the respective rules and regulations thereunder.

(f)           Rockland Trust shall supply to the Acquiring Company, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.  In addition, Rockland Trust shall supply a schedule of portfolio investments of the Acquired Fund as of the Valuation Date.  The schedule of portfolio investments will present fairly the portfolio investments of the Acquired Fund as of the Valuation Date in conformity with generally accepted accounting principles applied on a consistent basis.  The statement of assets and liabilities and schedule of portfolio investments shall be certified by the treasurer of Rockland Trust as, to the best of his or her knowledge, as being in conformity with generally accepted accounting principles applied on a consistent basis.

8.           Covenants of the Acquiring Company

(a)           The Acquiring Company covenants that the shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of

Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable,

and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(b)           The Acquiring Company covenants (i) to establish and organize the Acquiring Fund so that it may conduct its business in substantially the same manner as the business of the Acquired Fund is currently conducted between the date hereof and the Closing or (ii) to the extent that the Acquiring Fund will not be managed in substantially the same manner as the Acquired Fund, to seek the approval of shareholders of the Acquired Fund for any changes that are proposed for the Acquiring Fund only if such changes require approval under the 1940 Act.

(c)           The Acquiring Company covenants that by the Closing, the federal and other Tax returns and reports required by law to be filed by it and the Acquiring Fund, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           The Acquiring Company will file with the Commission a Registration Statement on Form N-14 under the 1933 Act (“Registration Statement”), relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by Rockland Trust and the Acquiring Company

The respective obligations of Rockland Trust and the Acquiring Company to effectuate this Agreement and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (i) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (iii) the other party shall have delivered to such party a certificate to the foregoing effect signed by the President or Vice-President and by the Secretary or equivalent officer of the party.

(b)           That each party shall have delivered to the other party a copy of the resolutions approving this Agreement adopted by the Board of Trustees/Directors of the party delivering the copy, and certified by the Secretary or equivalent officer of the party delivering the copy.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d)           That this Agreement, the Reorganization and the transactions contemplated hereby for the Acquired Fund shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)           That the Acquired Fund shall have declared a distribution or distributions prior to the Valuation Date, as applicable, that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period.  Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

(f)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a material adverse effect, or the risk thereof, on the assets and properties of the Acquired Fund and/or Acquiring Fund.

(g)           That prior to or at the Closing, Rockland Trust, on behalf of the Acquired Fund, and the Acquiring Company, on behalf of the Acquiring Fund, shall each receive an opinion from Stradley Ronon Stevens & Young, LLP (“Stradley”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the States of Delaware and Maryland, the terms of this Agreement and in accordance with customary representations provided by the Acquiring Company and Rockland Trust in certificates delivered to Stradley, as to the Acquiring Fund and the Acquired Fund:

(i)           The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund, as provided for in the Agreement, in exchange for the Acquiring Fund shares to be issued pursuant to Section 1 hereof and the assumption by Acquiring Fund of the Liabilities of Acquired Fund, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, should qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Acquired Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(ii)           No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to, and assumption of its Liabilities by, the Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code;

(iii)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund pursuant to Section 1032(a) of the Code;

(iv)           No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares to its shareholders in complete liquidation of the Acquired Fund (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code;

(v)           The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of these assets to the Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(vi)           The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code;

(vii)           No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund, pursuant to Section 354(a) of the Code;

(viii)           The basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the Acquired Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(ix)           The holding period of the Acquiring Fund shares received by the shareholders of the Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and

(x)           The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”) the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations.

(h)           That the Acquiring Company shall have received an opinion in form and substance reasonably satisfactory to it from Stradley, counsel to Rockland Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles: (1) the Rockland Trust was formed as a statutory trust (formerly known as a business trust) under the laws of the State of Delaware on July 31, 1996, and is validly existing and in good standing under the laws of the State of Delaware; (2) this Agreement and the transactions contemplated hereby and the execution and delivery of this Agreement have been duly authorized and approved by all requisite trust action of the Rockland Trust; and (3) this Agreement is a legal, valid and binding agreement of the Rockland Trust in accordance with its terms.

(i)           That Rockland Trust shall have received an opinion in form and substance reasonably satisfactory to it from Stradley, counsel to the Acquiring Company, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles: (1) the Acquiring Company was formed as a corporation under the laws of the State of Maryland on July 13, 1999, and is validly existing and in good standing under the laws of the State of Maryland; (2) this Agreement and the transactions contemplated thereby and the execution and delivery of this Agreement have been duly authorized and approved by all requisite action of the Acquiring Company; (3) this Agreement is a legal, valid and binding agreement of the Acquiring Company in accordance with its terms; and (4) the shares of the Acquiring Company to be issued in the reorganization have been duly authorized and, upon issuance thereof in accordance with this Agreement, will have been validly issued and fully paid and will be nonassessable by the Acquiring Company.

In giving the opinions set forth in (h) and (i) above, Stradley may state that it is relying on certificates of the officers of either company with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of either company.

(j)           That the Acquiring Company’s Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(k)           That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Acquiring Company with the securities commission or agency of each state or other jurisdiction of the United States with which such eligibility is required in order to permit the shares lawfully to be delivered to the shareholders of the Acquired Fund.

10.	Fees and Expenses

                                The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, which fees and expenses shall include, without limitation, costs of legal advice, accounting, printing, mailing, proxy solicitation, transfer taxes, and any other stamp duty taxes, if any, shall be borne by JAM.

11.	Termination; Waiver; Order

(a)           Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing as follows:

(1)           by mutual consent of Rockland Trust and the Acquiring Company;

(2)           by the Acquiring Company if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Acquiring Company; or

(3)           by Rockland Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by Rockland Trust.

(b)           If the transactions contemplated by this Agreement have not been consummated by March 31, 2010, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both Rockland Trust and the Acquiring Company.

(c)           In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either Rockland Trust or the Acquiring Company or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

(d)           At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either Rockland Trust or the Acquiring Company, respectively (whichever is entitled to the benefit thereof).  Such waiver shall be in writing and authorized by an officer of the waiving party.  The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision.  No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

(e)           The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither Rockland Trust nor the Acquiring Company, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of Rockland Trust or the Acquiring Company against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)           If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Rockland Trust or the Board of Directors of the Acquiring Company to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

12.           Liability of the Acquiring Company and Rockland Trust

(a)           Each party acknowledges and agrees that all obligations of the Acquiring Company under this Agreement are binding only with respect to the Acquiring Fund; that any liability of the Acquiring Company under this Agreement with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; that no other series of the Acquiring Company shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither Rockland Trust nor the Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Company, the trustees, officers, employees or agents of the Acquiring Company, or any of them.

(b)           Each party acknowledges and agrees that all obligations of Rockland Trust under this Agreement are binding only with respect to the Acquired Fund; that any liability of Rockland Trust under this Agreement with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; that no other series of Rockland Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Acquiring Company nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of Rockland Trust, the trustees, officers, employees or agents of Rockland Trust, or any of them.

13.           Cooperation and Exchange of Information

The Acquiring Company and Rockland Trust will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes, or in determining the financial reporting of any tax position.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing.

14.	Entire Agreement and Amendments

This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.  This Agreement may be amended only by mutual consent of the parties in writing.  Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

15.	Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

16.           Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

Rockland Trust:

Rockland Funds Trust
1235 Westlakes Drive, Suite 280
Berwyn, Pennsylvania 19312
Attention: Richard Gould

To the Acquiring Company:

Jacob Funds Inc.
653 Manhattan Beach Boulevard, #J
Manhattan Beach, CA  90266
Attention: Ryan Jacob

With a copy (which shall not constitute notice) to:

Stradley Ronon Stevens & Young, LLP
2005 Market Street, 26th Floor
Philadelphia, Pennsylvania 19103
Attention: Michael P. O’Hare

17.           Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

18.           Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

19.           Publicity.

Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

20.           Confidentiality.

(a) The parties will hold, and will cause their board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other party, all confidential information obtained from the other party in connection with the transactions contemplated by this Agreement, except such information may be disclosed:  (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the parties agree that they, along with their board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

21.           Headings.

The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

IN WITNESS WHEREOF, Rockland Trust and the Acquiring Company have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Rockland Funds Trust, on behalf of its series, Rockland Small Cap Growth Fund

By: ____________________________

Name: [                 ]

Title: [                 ]

JacobFunds Inc., on behalf of its series, Jacob Small Cap Growth Fund

By:  ____________________________

Name: [                 ]

Title: [                 ]

Solely for purposes of Section 10:
Jacob Asset Management of New York LLC

By:  ____________________________

Name: [                 ]

Title: [                   ]

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Fund logo here
(will show through window on envelope)

PROXY CARD FOR

THE ROCKLAND FUNDS TRUST
Rockland Small Cap Growth Fund

Proxy for Special Meeting of Shareholders – January 28, 2010

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.

The undersigned holder of shares of beneficial interest of the Rockland Small Cap Growth Fund (the “Fund”) hereby constitutes and appoints Richard Gould and Barbara Grosso as proxy and attorney for the undersigned, with full power of substitution, for and in the name of the undersigned, to vote and act upon all matters at the Special Meeting of Shareholders of the Fund to be held on January 28, 2010 at 10:00 a.m. at the offices of Stradley Ronon Stevens and Young, LLP at 2005 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, and at any and all adjournments thereof, relating to all shares of the Fund held by the undersigned or relating to all shares of the Fund held by the undersigned which the undersigned would be entitled to vote or act, with all the powers the undersigned would possess if personally present. All proxies previously given by the undersigned relating to the meeting are hereby revoked.

Shareholder name and address printed here

(will show through window on envelope)

YOUR VOTE IS IMPORTANT.  SPECIFY YOUR DESIRED ACTION BY MARKING THE APPROPRIATE SPACE ON THE REVERSE SIDE OF THIS PROXY BALLOT.  THIS PROXY WILL BE VOTED AS SPECIFIED.  IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED IN FAVOR OF THE PROPOSAL.  THE PERSONS NAMED AS PROXIES HAVE DISCRETIONARY AUTHORITY, WHICH THEY INTEND TO EXERCISE IN FAVOR OF THE PROPOSAL REFERRED TO AND ACCORDING TO THEIR BEST JUDGEMENT AS TO ANY OTHER MATTERS THAT PROPERLY COME BEFORE THE SPECIAL MEETING.

Important Notice Regarding the Availability of Proxy Materials for the Rockland Small Cap Growth Fund Shareholder Meeting to Be Held on January 28, 2010

The proxy statement for this meeting is available at: www.proxyonline.com/docs/rockland2010.pdf
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PLEASE FOLD HERE AND RETURN THE ENTIRE CARD – DO NOT DETACH

Rockland Small Cap Growth Fund
Proxy for Special Meeting of Shareholders — January 28, 2010

Please see the instructions below if you wish to vote by PHONE, MAIL or via the INTERNET.

CALL:
To vote your proxy by phone, call toll-free 1-866-796-6867 and provide the control number found on the reverse side of this proxy card.  Representatives are available Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

LOG-ON:	To vote via the Internet, go to www.proxyonline.com and enter the control number found on the reverse side of this proxy card.

MAIL:	To vote your proxy by mail, check the appropriate voting box on the reverse side of this proxy card, sign and date the card and return it in the enclosed postage-paid envelope.

NOTE: Please sign exactly as your name appears on this proxy card. When shares are held by joint tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person’s title.

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Shareholder sign here                                                      Date

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Joint owner sign here                                                      Date

QUESTIONS ABOUT THIS PROXY?   Should you have any questions about the proxy materials or regarding how to vote your shares, please contact our proxy information line toll-free at 1-866-796-6867.  Representatives are available Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Rockland Small Cap Growth Fund
    CONTROL NUMBER

 123456789123

WE NEED YOUR PROXY VOTE AS SOON AS POSSIBLE.   YOUR PROMPT ATTENTION WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

Remember to sign and date the reverse side before mailing in your vote.

SPECIFY YOUR DESIRED ACTION BY MARKING THE APPROPRIATE SPACE BELOW. THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED FOR THE REORGANIZATION. THE PERSONS NAMED AS PROXIES HAVE DISCRETIONARY AUTHORITY, WHICH THEY INTEND TO EXERCISE IN FAVOR OF THE PROPOSAL REFERRED TO AND ACCORDING TO THEIR BEST JUDGMENT AS TO ANY OTHER MATTERS THAT PROPERLY COME BEFORE THE MEETING.

PLEASE FOLD HERE AND RETURN THE ENTIRE CARD – DO NOT DETACH
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TO VOTE, MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example: ■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

1. To approve an Agreement and Plan of Reorganization providing for the (i) transfer of the assets and stated liabilities of the Rockland Small Cap Growth Fund, to the Jacob Small Cap Growth Fund series of Jacob Funds Inc., in exchange solely for shares of common stock of the Jacob Small Cap Growth Fund, and (ii) distribution of such shares pro rata to shareholders of the Rockland Small Cap Growth Fund in connection with its liquidation.
FOR	AGAINST	ABSTAIN
□	□	□

MARK, SIGN AND DATE YOUR PROXY CARD AND PROMPTLY RETURN IT IN THE POSTAGE-PAID ENVELOPE WE’VE PROVIDED
 OR RETURN IT TO THE ALTMAN GROUP, P.O. BOX 238, LYNDHURST, NJ  07071-9902, ATTN: TABULATION DEPARTMENT.

STATEMENT OF ADDITIONAL INFORMATION FOR
JACOB SMALL CAP GROWTH FUND, A SERIES OF JACOB FUNDS INC.

dated January 8, 2010

Acquisition of Substantially all of the Assets of and the Assumption of the Liabilities of:

ROCKLAND SMALL CAP GROWTH FUND
(a series of The Rockland Funds Trust)

By and in exchange for shares of

JACOB SMALL CAP GROWTH FUND
(a series of Jacob Funds Inc.)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of Rockland Small Cap Growth Fund by and in exchange for shares of Jacob Small Cap Growth Fund.

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, is incorporated by reference herein (is legally considered to be part of this SAI), and will be mailed to any shareholder who requests this SAI:

1.	The Statement of Additional Information of Jacob Small Cap Growth Fund dated January 8, 2010, Accession No. 0001450789-10-000010.

2.
The Statement of Additional Information of Rockland Small Cap Growth Fund dated January 28, 2009, filed via EDGAR by The Rockland Funds Trust under Rule 485(b) on January 28, 2009 [Accession No. 0000898531-09-000030].

3.
The audited financial statements and related report of the independent public accounting firm included in the Annual Report of Rockland Small Cap Growth Fund for the fiscal year ended September 30, 2009, filed via EDGAR by The Rockland Funds Trust on Form N-CSR on December 4, 2009 [Accession No. 0000898531-09-000466].  No other parts of the shareholder report are incorporated herein by reference.

Pro forma financial information has not been prepared for the reorganization of the Rockland Small Cap Growth Fund into the Jacob Small Cap Growth Fund because the Jacob Small Cap Growth Fund is newly organized with no assets and liabilities and will commence investment operations upon completion of the Reorganization and continue the operations of the Rockland Small Cap Growth Fund.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated January 8, 2010, relating to the above- referenced transaction.  You may obtain a copy of the Prospectus/Proxy Statement upon request and without charge by calling 1-866-796-6867.